Property, equipment and right of the use assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Property and Equipment
a)	Breakdown

	December 31, 2019			December 31, 2018 (Restated)
	Cost	Accumulated depreciation	Net amount	Net amount
Leasehold improvements	296,728	(78,131)	218,597	93,285
Equipment and facilities	176,814	(106,235)	70,579	49,243
Vehicles	3,614	(1,535)	2,079	2,207
Furniture and fixtures	20,683	(15,119)	5,564	5,029
Aircraft equipment	1,856,138	(941,533)	914,605	1,039,473
Aircraft and engines	850,391	(349,392)	500,999	459,056
Advance payments for acquisition of aircraft	84,578	—	84,578	112,923
Construction in progress	171,839	—	171,839	81,023

	3,460,785	(1,491,945)	1,968,840	1,842,239

Summary of Reconciliation of Changes in Property and Equipment

b)	Changes in property and equipment balances are as follows

	Cost
	December 31, 2018 (Restated)	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2019
Leasehold improvements	146,315	124,181	(3,118)	29,350	296,728
Equipment and facilities	130,655	48,101	(2,091)	149	176,814
Vehicles	3,238	376	—	—	3,614
Furniture and fixtures	18,797	1,891	(5)	—	20,683
Aircraft equipment	1,378,352	566,152	(72,835)	(15,531)	1,856,138
Aircraft and engines	629,473	146,527	(149,910)	224,301	850,391
Advance payments for acquisition of aircraft	112,923	55,649	(45,081)	(38,913)	84,578
Construction in progress	81,023	319,275	—	(228,459)	171,839

	2,500,776	1,262,152	(273,040)	(29,103)	3,460,785

	Accumulated depreciation
	December 31, 2018 (Restated)	Depreciation for the period	Disposals/ Write- offs	Transfers	Impairment	December 31, 2019
Leasehold improvements	(53,030)	(25,157)	186	—	(130)	(78,131)
Equipment and facilities	(81,412)	(17,265)	687	—	(8,245)	(106,235)
Vehicles	(1,031)	(504)	—	—	—	(1,535)
Furniture and fixtures	(13,768)	(1,356)	5	—	—	(15,119)
Aircraft equipment	(338,879)	(143,550)	42,249	—	(501,353)	(941,533)
Aircraft and engines	(170,417)	(33,822)	32,295	—	(177,448)	(349,392)

	(658,537)	(221,654)	75,422	—	(687,176)	(1,491,945)

Schedule of Right of Use Aircraft Lease And Others Explanatory
a)	Breakdown

	December 31, 2019			December 31, 2018 (Restated)
	Cost	Accumulated depreciation	Net Amount	Net Amount
Aircraft of operating lease	10,901,791	(4,619,858)	6,281,933	3,617,062
Aircraft of finance lease	1,169,636	(916,173)	253,463	924,272
Engines and simulators	484,597	(235,495)	249,102	143,829
Properties	114,167	(64,042)	50,125	54,150
Vehicles	10,238	(7,127)	3,111	2,521
Equipments	20,088	(15,584)	4,502	12,994
Transports	12,065	(12,065)	—	—
Restoration of aircraft and engines	423,194	(178,020)	245,176	171,498

	13,135,776	(6,048,364)	7,087,412	4,926,326

Schedule of Reconciliation Right of Use Assets Balances Explanatory
b)	Changes in right of use assets balances

	Cost
	December 31, 2018 (Restated )	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2019
Aircraft of operating lease	6,943,314	4,002,981	(42,570)	(1,934)	10,901,791
Aircraft of finance lease	1,289,161	28,455	(75,623)	(72,357)	1,169,636
Engines and simulators	336,731	147,866	—	—	484,597
Properties	105,754	8,413	—	—	114,167
Vehicles	7,999	2,239	—	—	10,238
Equipments	20,767	171	(850)	—	20,088
Transports	—	12,065	—	—	12,065
Restoration of aircraft and engines	283,542	139,652	—	—	423,194

	8,987,268	4,341,842	(119.043)	(74,291)	13,135,776

	Accumulated depreciation
	December 31, 2018 (Restated)	Depreciations	Disposals/ Write-offs	Impairment	Transfers	December 31, 2019
Aircraft of operating lease	(3,326,252)	(875,170)	42,570	(461,006)	—	(4,619,858)
Aircraft of finance lease	(364,891)	(52,848)	10,019	(536,341)	27,888	(916,173)
Engines and simulators	(192,902)	(38,723)	—	(3,870)	—	(235,495)
Properties	(51,604)	(12,438)	—	—	—	(64,042)
Vehicles	(5,478)	(1,649)	—	—	—	(7,127)
Equipments	(7,773)	(8,427)	616	—	—	(15,584)
Transports	—	(12,065)	—	—	—	(12,065)
Restoration of aircraft and engines	(112,043)	(33,503)	—	(32,474)	—	(178,020)

	(4,060,943)	(1,034.823)	53,205	(1,033,691)	27,888	(6,048,364)

Disclosure Of Quantitative Information About Right of use Maintenance Explanatory
a)	Breakdown

	December 31, 2019			December 31, 2018 (Restated)
	Cost	Accumulated depreciation	Net Amount	Net Amount
Checks	201,712	(153,522)	48,190	73,977
Checks in progress	23,662	—	23,662	—
Engines maintenance	1,149,551	(724,012)	425,539	558,923

	1,374,925	(877,534)	497,391	632,900

b)	Changes in right of use maintenance balances

	Cost
	December 31, 2018 (Restated)	Acquisitions	Disposals/ Write-offs	Transfers	December 31, 2019
Checks	143,866	63,493	(9,971)	4,324	201,712
Checks in progress	—	45,527	(10,546)	(11,319)	23,662
Engines maintenance	779,651	425,482	(67,585)	12,003	1,149,551

	923,517	534,502	(88,102)	5,008	1,374,925

	Accumulated Depreciation
	December 31, 2018 (Restated)	Accumulated depreciation	Disposals/ Write-offs	Transfers	Impairment	December 31, 2019
Checks	(69,889)	(49,313)	3,101	—	(37,421)	(153,522)
Engines maintenance	(220,728)	(255,043)	42,003	—	(290,244)	(724,012)

	(290,617)	(304,356)	45,104	—	(327,665)	(877,534)